Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Equity
36.	Equity

(a)	Equity as of December 31, 2017 and 2018 are as follows:

	2017		2018
Capital stock:
Common stock	~~W~~	2,370,998	2,370,998
Preferred stock		274,055	274,055

		2,645,053	2,645,053

Hybrid bond		423,921	1,531,759

Capital surplus:
Share premium		9,494,769	9,494,769
Others (*1)		392,566	400,719

		9,887,335	9,895,488

Capital adjustments (*2)		(398,035)	(552,895)

Accumulated other comprehensive income, net of tax:
Gain on financial assets at fair value through other comprehensive income		—	2,958
Valuation gain on available-for-sale financial assets		72,126	—
Loss on financial assets at fair value through profit or loss (overlay approach)		—	(79,057)
Equity in other comprehensive income of associates		(294)	4,883
Foreign currency translation adjustments for foreign operations		(345,199)	(321,853)
Net gain(loss) from cash flow hedges		2,440	(17,751)
Other comprehensive income(loss) of separate account		(4,812)	4,112
Actuarial losses		(253,995)	(346,682)
Changes in own credit risk on financial liabilities designated under fair value option		—	170

		(529,734)	(753,220)

Retained earnings (*3)(*4)(*5)(*6)		20,791,681	22,959,440
Non-controlling interest (*7)		883,397	925,805

	~~W~~	33,703,618	36,651,430

(*1)	During the year ended December 31, 2018, the Group recorded a capital surplus of KRW 8,153 million as a result of participating in the capital increase of its subsidiary, Jeju Bank Co. Ltd.
(*2)	The Group acquired treasury stock through treasury stock trusts, and the consideration paid or received is recognized directly in equity.
(*3)

The reserve for profits of the Group, due to In accordance with Article 53 of the Financial Holding Company Act, amounted to ~~W~~ 1,992,716 million and ~~W~~ 2,068,190 million as of December 31, 2017 and 2018, respectively.

(*4)	The reserve for loan losses in the retained earnings amounted to ~~W~~ 5,953 million and ~~W~~ 7,572 million as of December 31, 2017 and 2018, respectively.
(*5)	The total amount of retained earnings from the consolidated subsidiaries that are not available for the payment of cash dividends due to the related regulation is 5,800,002 million.
(*6)	The acquisition of ANZ Retail business by Shinhan Bank of Vietnam was completed and the amount was adjusted retrospectively.
(*7)

As of December 31, 2017 and 2018, Shinhan Bank and Jeju Bank have recognized ~~W~~ 718,775 million and ~~W~~ 748,497 million, respectively, as non-controlling interests. The amount of dividends paid by Shinhan Bank and Jeju Bank ~~W~~ 27,546 million and ~~W~~ 30,442 million are allocated to the net income of non-controlling interests.

(b)	Capital stock

Capital stock of the Group as of December 31, 2017 and 2018 are as follows:

Number of authorized shares		1,000,000,000
Par value per share in won	~~W~~	5,000
Number of issued common stocks outstanding		474,199,587

(c)	Hybrid bonds

Hybrid bonds classified as other equity instruments as of December 31, 2017 and December 31, 2018 are as follows:

Issue date	Currency	Maturity date	Interest rate (%)	2017		2018
June 25, 2015	KRW	June 25, 2045	4.38	~~W~~	199,455	199,455
September 15, 2017	”	—	3.77		134,683	134,683
September 15, 2017	”	—	4.25		89,783	89,783
April 13, 2018	”	—	4.08		—	134,678
April 13, 2018	”	—	4.56		—	14,955
August 29, 2018	”	—	4.15		—	398,679
August 13, 2018	USD	—	5.88		—	559,526

				~~W~~	423,921	1,531,759

The Group can make advanced redemption for the above bonds, after 5 or 10 years from the issuance date; and has unconditional rights to extend the maturity under the same condition. In addition, if the determination has been made that dividend is not paid for common shares, then the interest for the above bonds is also not paid.

(d)	Capital adjustments

Changes in capital adjustments for the years ended December 31, 2017 and 2018 are as follows:

	2017		2018
Beginning balance	~~W~~	(458,461)	(398,035)
Transaction on redemption of hybrid bonds		(1,139)	—
Acquisition of stocks		—	(155,923)
Other transactions with owners		61,565	1,063

Ending balance	~~W~~	(398,035)	(552,895)

(e)	Accumulated other comprehensive income

Changes in accumulated other comprehensive income for the years ended December 31, 2017 and 2018 are as follows:

	2017
	Unrealized gain (loss) on available-for-sale financial assets		Equity in other comprehensive income of associates	Foreign currency translation adjustments for foreign operations	Net loss from cash flow hedges	Other comprehensive income of separate account	Remeasurements of the defined benefit plans	Total
Beginning balance	~~W~~	394,182	21,258	(151,725)	(13,464)	4,466	(357,300)	(102,583)
Change due to fair value		(60,397)	(24,886)	—	—	(12,529)	—	(97,812)
Reclassification:
Change due to impairment or disposal		(346,126)	—	—	—	—	—	(346,126)
Effect of hedge accounting		—	—	—	250,875	—	—	250,875
Hedging		1,241	—	97,353	(229,747)	—	—	(131,153)
Effects from exchange rate fluctuations		(28,553)	—	(276,285)	—	—	—	(304,838)
Remeasurements of the defined benefit plans		—	—	—	—	—	121,735	121,735
Transfer to other account		—	(414)	—	—	—	—	(414)
Deferred income taxes		110,708	3,748	(15,240)	(5,224)	3,251	(18,210)	79,033
Non-controlling interests		1,071	—	698	—	—	(220)	1,549

Ending balance	~~W~~	72,126	(294)	(345,199)	2,440	(4,812)	(253,995)	(529,734)

	2018
	Items that are or may be reclassified to profit or loss							Items that will never be reclassified to profit or loss				Total
	Gain (loss) on financial asset at fair value through other comprehensive income		Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)	Equity in other comprehensive income of associates	Foreign currency translation adjustments for foreign operations	Net loss from cash flow hedges	Other comprehensive income of separate account	Remeasurements of the defined benefit plans	Equity in other comprehensive income of associates	Gain (loss) on financial asset at fair value through other comprehensive income	Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk
Beginning balance	~~W~~	(211,003)	(24,724)	(2,516)	(342,318)	2,441	(4,564)	(253,995)	(46)	31,533	(1,553)	(806,745)
Change due to fair value		225,173	(74,942)	(2,327)	—	—	11,967	—	39	25,077	2,376	187,363
Reclassification:
Change due to impairment or disposal		15,812	—	13,103	—	(91,011)	—	—	—	—	—	(62,096)
Effect of hedge accounting		—	—	—	—	(1,261)	—	—	—	—	—	(1,261)
Hedging		(2,365)	—	—	(35,879)	60,501	—	—	—	—	—	22,257
Effects from exchange rate fluctuations		1,733	—	—	45,904	—	—	—	—	423	—	48,060
Remeasurements of the defined benefit plans		—	—	—	—	—	—	(128,139)	—	—	—	(128,139)
Deferred income taxes		(79,345)	20,609	(3,369)	9,958	11,579	(3,291)	35,041	(11)	(5,410)	(653)	(14,892)
Transfer to other account		—	—	—	—	—	—	—	10	2,635	—	2,645
Non-controlling interests		(1,305)	—	—	482	—	—	411	—	—	—	(412)

Ending balance	~~W~~	(51,300)	(79,057)	4,891	(321,853)	(17,751)	4,112	(346,682)	(8)	54,258	170	(753,220)

(*)	The beginning balance is restated due to the adoption of IFRS 9 and 15.

(f) Appropriation of retained earnings

Statements of appropriation of retained earnings for the years ended December 31, 2017 and 2018 are as follows:

	2017		2018
Date of appropriation:	March 22, 2018		March 27, 2019
Unappropriated retained earnings:
Balance at beginning of year	~~W~~	4,896,292	4,867,521
Net effect due to change in accounting policy		—	(23)
Dividend to hybrid bonds		(17,678)	(40,357)
Net income		754,727	1,234,883

		5,633,341	6,062,024
Reversal of regulatory reserve for loan losses		—	—

		5,633,341	6,062,024

Appropriation of retained earnings:
Legal reserve		(75,473)	(123,488)
Dividends
Dividends on common stocks paid		(687,589)	(753,041)
Regulatory reserve for loan losses		(1,619)	(1,156)
Loss on redemption of hybrid bonds		(1,139)	—

		(765,820)	(877,685)

Unappropriated retained earnings to be carried over to subsequent year	~~W~~	4,867,521	5,184,339

(*)	These statements of appropriation of retained earnings were based on the separate financial statements of Shinhan Finance Group.

(g)	Regulatory reserve for loan losses

In accordance with Regulations for the Supervision of Financial Institutions, the Group reserves the difference between allowance for credit losses by IFRS and that as required by the Regulations at the account of regulatory reserve for loan losses in retained earnings.

i)	Changes in regulatory reserve for loan losses including non-controlling interests for the years ended December 31, 2017 and 2018 are as follows:

	2017		2018
Beginning balance	~~W~~	2,252,771	2,885,018
IFRS 9 adoption		—	(388,551)
Planned regulatory reversal of loan losses		632,247	348,223

Ending balance	~~W~~	2,885,018	2,844,690

ii)

Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses for the years ended December 31, 2017 and 2018 are as follows:

	2017 (*3)		2018
Profit attributable to equity holders of Shinhan Financial Group	~~W~~	2,918,816	3,156,722
Provision for regulatory reserve for loan losses (*1)		(631,578)	(348,127)

Profit attributable to equity holders of Shinhan Financial Group adjusted for regulatory reserve	~~W~~	2,287,238	2,808,595

Basic and diluted earnings per share adjusted for regulatory reserve in won (*2)		4,786	5,844

(*1)	Amortization of reserve for credit losses due to the transfer of IFRS 9 during the year is excluded.
(*2)	Dividends for hybrid bonds are deducted.
(*3)	The acquisition of ANZ Retail business by Shinhan Bank of Vietnam was completed, the amount was adjusted retrospectively.

(h)	Treasury stock

The acquisition of treasury stock is as follows:

	Beginning balance		Acquisition	disposal	Ending balance
The number of share		—	3,648,659	—	3,648,659
Carrying value	~~W~~	—	155,923	—	155,923

(*)	For the December 31, 2018, the Group entered into a treasury stock trust agreement with Samsung Securities Co., Ltd. for a total consideration of ~~W~~200,000 million.